Eaton Vance

Ohio Municipal Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.6%
Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,696,545
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,430,240
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,319,270
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,905	2,501,627

		$7,947,682

Education — 11.9%
Bowling Green State University, 4.00%, 6/1/39	$750	$849,990
Kent State University, 5.00%, 5/1/37	215	271,534
Kent State University, 5.00%, 5/1/38	250	314,715
Kent State University, 5.00%, 5/1/39	265	332,609
Kent State University, 5.00%, 5/1/40	405	506,939
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	424,813
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	360,726
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,152,490
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	110	111,487
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,642,057
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,082,080
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,203,960
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	995,249
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,203,520
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	615,659
Ohio State University, 5.00%, 12/1/29	1,060	1,449,455
Ohio University, 5.00%, 12/1/35	500	611,725
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/33(1)	335	369,438
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/34(1)	510	557,506
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/35(1)	350	380,951
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/36(1)	350	379,806
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/37(1)	560	605,892

Security	Principal Amount (000’s omitted)	Value
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/38(1)	$400	$431,360
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/39(1)	415	445,826
Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/40(1)	415	445,316
University of Cincinnati, 5.00%, 6/1/34	585	699,332
University of Cincinnati, 5.00%, 6/1/45	2,000	2,391,760

		$20,836,195

Electric Utilities — 3.1%
American Municipal Power, Inc., (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,310,370
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,156,830
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,229,520
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	705,682

		$5,402,402

Escrowed/Prerefunded — 3.6%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$552,235
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,104,470
Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/37	540	611,885
Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,246,432
Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,140,303
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,509,037
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	61,860
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	24,763

		$6,250,985

General Obligations — 5.6%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,004,100
Columbus City School District, 5.00%, 12/1/30	1,500	1,848,690
Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,512,336
Cuyahoga Community College District, 4.00%, 12/1/42	1,500	1,730,100
Northwest Local School District, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	578,830
Ohio, 5.00%, 5/1/33	1,500	1,877,955
Westerville City School District, 4.00%, 12/1/32	425	524,548
Westerville City School District, 4.00%, 12/1/33	625	766,475

		$9,843,034

Hospital — 17.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,597,392
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,250,611
Allen County, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,140,530
Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,672,364
Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	902,745
Butler County, (UC Health), 4.00%, 11/15/37	920	1,016,444
Butler County, (UC Health), 5.00%, 11/15/28	590	726,963
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,568,100
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	911,482
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,366,380

Security	Principal Amount (000’s omitted)	Value
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	$2,000	$2,357,940
Hamilton County, (UC Health), 5.00%, 9/15/45	1,125	1,346,479
Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,201,740
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	479,380
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	873,193
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,636,725
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	489,595
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,453,851
Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	1,002,670
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	227,653

		$30,222,237

Housing — 0.5%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$750	$801,338

		$801,338

Industrial Development Revenue — 1.9%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,630,815
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,762,492

		$3,393,307

Insured-Electric Utilities — 8.8%
Cleveland, Public Power System Revenue, (AGM), 4.00%, 11/15/36	$1,000	$1,162,200
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,265	1,508,108
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	2,272,157
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,807,730
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	2,290,000
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	4,258,137
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,028,457

		$15,326,789

Insured-Escrowed/Prerefunded — 0.9%
Cleveland, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,253,187
Cleveland, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	235	282,002

		$1,535,189

Insured-General Obligations — 20.9%
Cincinnati City School District, (AGM), 5.25%, 12/1/29(2)	$7,500	$10,367,250
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,450,641
Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,891,819
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,832,987
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,807,800
Warrensville Heights City School District, (BAM), 5.00%, 12/1/44	300	343,752
Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,840,591

		$36,534,840

Insured-Hospital — 1.0%
Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,828,914

		$1,828,914

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 6.3%
Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,160,930
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,718,040
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,619,550
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,443,388

		$10,941,908

Insured-Water and Sewer — 2.6%
Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,469,102

		$4,469,102

Other Revenue — 3.4%
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/33	$400	$477,436
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/34	300	356,502
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/35	500	592,060
Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/41	725	842,189
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	2,175	2,177,719
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,560,616

		$6,006,522

Senior Living/Life Care — 0.9%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$632,739
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	983,147

		$1,615,886

Special Tax Revenue — 5.8%
Akron, Income Tax Revenue, 4.00%, 12/1/36	$655	$746,733
Akron, Income Tax Revenue, 4.00%, 12/1/37	520	591,411
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,168,650
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,422,760
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,166,970
Franklin County Convention Facilities Authority, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	493,773
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,250,400
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	538,787
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	633,219
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,043,287

		$10,055,990

Transportation — 0.4%
Cleveland, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$749,256

		$749,256

Water and Sewer — 3.9%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,120,354
Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,861,365

Security	Principal Amount (000’s omitted)	Value
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	$1,265	$1,409,172
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,412,980

		$6,803,871

Total Tax-Exempt Investments — 103.4% (identified cost $161,529,560)		$180,565,447

Other Assets, Less Liabilities — (3.4)%		$(5,966,322)

Net Assets — 100.0%		$174,599,125

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 39.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 22.9% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $1,762,492 or 1.0% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	9/21/20	$(5,356,875)	$(29,650)

					$(29,650)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$180,565,447	$—	$180,565,447
Total Investments	$—	$180,565,447	$—	$180,565,447

Liability Description
Futures Contracts	$(29,650)	$—	$—	$(29,650)
Total	$(29,650)	$—	$—	$(29,650)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.